Schedule of summary of lease cost (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
Amortization of right-of-use assets	$ 72,948	$ 93,804	$ 123,881
Interest of lease liabilities	$ 34,155	$ 43,920	$ 2,811